Average Annual Total Returns{- Fidelity Advisor® Diversified Stock Fund} - 09.30 Destiny Portfolios: Fidelity Advisor Diversified Stock Fund-O PRO-08 - Fidelity Advisor® Diversified Stock Fund	Fidelity Advisor Diversified Stock Fund-Class O Return Before Taxes Past 1 year	Fidelity Advisor Diversified Stock Fund-Class O Return Before Taxes Past 5 years	Fidelity Advisor Diversified Stock Fund-Class O Return Before Taxes Past 10 years	Fidelity Advisor Diversified Stock Fund-Class O After Taxes on Distributions Past 1 year	Fidelity Advisor Diversified Stock Fund-Class O After Taxes on Distributions Past 5 years	Fidelity Advisor Diversified Stock Fund-Class O After Taxes on Distributions Past 10 years	Fidelity Advisor Diversified Stock Fund-Class O After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Diversified Stock Fund-Class O After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Diversified Stock Fund-Class O After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	28.20%	9.94%	13.15%	27.24%	8.19%	11.88%	17.37%	7.53%	10.75%	31.49%	11.70%	13.56%